Earnings (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings (Loss) Per Share [Abstract]
Schedule of Earnings (Loss) Per Share
	For the six months ended June 30,
	2025	2024
Weighted average of the number of ordinary shares used to calculate basic earnings per share	5,980	5,124

Weighted average of the number of ordinary shares used to calculate diluted earnings per share	5,980	5,124

The loss used in calculation	1,636	696